Basis of Presentation, Liquidity And Summary of Significant Accounting Policies - Restatement on previously issued Consolidated Financial Statements (Details 3) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cost Of Sales	$ 13,135	$ 10,948	$ 47,965	$ 56,458	[1]
Gross profit	3,574	2,824	12,727	15,043	[1]
Selling, General and Administrative Expense	3,717	5,033	18,338	18,152	[1]
Previously Reported [Member]
Cost Of Sales				55,949
Gross profit				15,552
Selling, General and Administrative Expense				18,661
Adjustment [Member]
Cost Of Sales				509
Gross profit				(509)
Selling, General and Administrative Expense				$ (509)

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.